As filed with the Securities and Exchange Commission on October 12, 2010

Registration No. 333-168174

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1 (Check appropriate box or boxes)	[ X]

FRONTEGRA FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Skokie Blvd., Suite 500

Northbrook, Illinois 60062

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (847) 509-9860

William D. Forsyth III

400 Skokie Blvd., Suite 500

Northbrook, Illinois 60062

 (Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Frontegra Funds, Inc. (the “Registrant”) on Form N-14 hereby incorporates by reference Part A and Part B of the Registrant’s Registration Statement on Form N-14 (File No. 333-168174), filed with the Securities and Exchange Commission on July 16, 2010.  The purpose of this Post-Effective Amendment No. 1 is to file (i) the Opinion of Godfrey & Kahn, S.C. regarding the validity of the shares to be issued by the Registrant and (ii) the Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters, as exhibits to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15.

Indemnification

Article VI of Registrant’s By Laws provides as follows:

“ARTICLE VI INDEMNIFICATION

The Corporation shall indemnify (a) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.”

The Registrant’s directors and officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 16.

Exhibits

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(1)(a)	Registrant’s Articles of Incorporation	Filed July 1, 1996, Form N-1A
(1)(b)	Articles Supplementary to the Registrant’s Articles of Incorporation dated January 31, 2001	Filed January 31, 2001, Post-Effective Amendment No. 12
(1)(c)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 19, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15
(1)(d)	Articles Supplementary to the Registrant’s Articles of Incorporation dated October 7, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18
(1)(e)	Articles of Amendment dated October 28, 2003	Filed October 22, 2003, Post Effective Amendment No. 18
(1)(f)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 21, 2004	Filed June 25, 2004, Post-Effective Amendment No. 20
(1)(g)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 22, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23
(1)(h)	Articles Supplementary to the Registrant’s Articles of Incorporation dated November 20, 2006	Filed May 16, 2007, Form N-14

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(1)(i)	Certificate of Correction dated May 17, 2007 to Articles Supplementary to the Registrant’s Articles of Incorporation dated June 23, 2004	Filed August 31, 2007, Post-Effective Amendment No. 34
(1)(j)	Certificate of Correction dated May 17, 2007 to Articles Supplementary to the Registrant’s Articles of Incorporation dated November 27, 2006	Filed August 31, 2007, Post-Effective Amendment No. 34
(1)(k)	Articles of Amendment dated July 31, 2007	Filed August 13, 2007, Post-Effective Amendment No. 1 to Form N-14
(1)(l)	Articles of Amendment dated August 20, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(1)(m)	Articles Supplementary to the Registrant’s Articles of Incorporated dated August 20, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(1)(n)	Articles Supplementary to the Registrant’s Articles of Incorporated dated August 22, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(1)(o)	Articles Supplementary to the Registrant’s Articles of Incorporated dated July 16, 2008	Filed July 18, 2008, Post-Effective Amendment No. 42
(1)(p)	Articles Supplementary to the Registrant’s Articles of Incorporated dated September 11, 2008	Filed October 31, 2008, Post-Effective Amendment No. 44
(1)(q)	Articles Supplementary to the Registrant’s Articles of Incorporated dated September 16, 2009	Filed September 17, 2009, Post-Effective Amendment No. 53
(1)(r)	Articles Supplementary to the Registrant’s Articles of Incorporated dated September 30, 2009	Filed October 28, 2009, Post-Effective Amendment No. 54
(1)(s)	Articles of Amendment dated October 9, 2009	Filed October 28, 2009, Post-Effective Amendment No. 54
(1)(t)	Articles of Amendment dated December 15, 2009	Filed December 31, 2009, Post-Effective Amendment No. 57
(1)(u)	Articles Supplementary to the Registrant’s Articles of Incorporated dated December 15, 2009	Filed September 17, 2009, Post-Effective Amendment No. 57
(1)(v)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 24, 2010	Filed July 16, 2010, Form N-14
(1)(w)	Articles Supplementary to Registrant’s Articles of Incorporation dated September 13, 2010	Filed September 30, 2010, Post-Effective Amendment No. 65
(2)(a)	Registrant’s By Laws	Filed July 1, 1996, Form N-1A
(2)(b)	Amendment to Registrant’s By-Laws	Filed October 31, 2008, Post-Effective Amendment No. 44
(3)	Not applicable
(4)	Form of Agreement and Plan of Reorganization	Filed July 16, 2010, Form N-14
(5)(a)	Article V, VI and VII of Registrant’s Articles of Incorporation	Filed July 1, 1996, Form N-1A
(5)(b)	Article II of Registrant’s Bylaws	Filed July 1, 1996, Form N-1A

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(6)(a)	Form of Investment Advisory Agreement	Filed September 26, 2008, Definitive Proxy Statement on Schedule 14A
(6)(b)	Form of Exhibit H to Investment Advisory Agreement	Filed September 30, 2010, Post Effective Amendment No. 65
(6)(c)	Form of Exhibit I to Investment Advisory Agreement	Filed October 6, 2010, Post Effective Amendment No. 66
(6)(d)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Reams Asset Management Company, LLC	Filed September 26, 2008, Definitive Proxy Statement on Schedule 14A
(6)(e)	Form of Subadvisory Agreement between Frontegra Asset Management and Mastholm Asset Management LLC	Filed January 14, 2010, Definitive Proxy Statement on Schedule 14A
(6)(f)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Netols Asset Management, Inc.	Filed September 26, 2008, Definitive Proxy Statement on Schedule 14A
(6)(g)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Sky Investment Counsel Inc.	Filed October 31, 2008, Post-Effective Amendment No. 44
(6)(h)	Form of Amended and Restated Expense Cap/Reimbursement Agreement	Filed August 27, 2010, Post-Effective Amendment No. 62
(6)(i)	Form of Investment Advisory Agreement with Timpani Capital Management LLC	Filed July 18, 2008, Post-Effective Amendment No. 42
(6)(j)	Form of Expense Cap/Reimbursement Agreement regarding Timpani Small Cap Growth Fund	Filed July 18, 2008, Post-Effective Amendment No. 42
(6)(k)	Form of Expense Cap Agreement regarding Frontegra Phocas Small Cap Value Fund	Filed July 16, 2010, Form N-14
(6)(l)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Hexam Capital Partners, LLP	Filed September 30, 2010, Post-Effective Amendment No. 65
(6)(m)	Form of Expense Cap/Reimbursement Agreement regarding Frontegra Hexam Emerging Markets Fund	Filed September 30, 2010, Post-Effective Amendment No. 65
(6)(n)	Form of Expense Cap/Reimbursement Agreement regarding Service Class Shares of Frontegra Columbus Core Plus Fund and Frontegra Columbus Core Fund	Filed December 31, 2009, Post-Effective Amendment No. 57
(6)(o)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Phocas Financial Corporation	Filed October 6, 2010, Post-Effective Amendment No. 65
(7)	Distribution Agreement	Filed October 31, 2008, Post-Effective Amendment No. 44
(8)	Not applicable
(9)(a)	Form of Custody Agreement	Filed October 22, 2003, Post-Effective Amendment No. 18
(9)(b)	Amendment to Fund Custody Agreement dated August 1, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(9)(c)	Amended Exhibit C to Fund Custody Agreement	Filed August 27, 2010, Post-Effective Amendment No. 62
(10)(a)	Rule 12b-1 Plan	Filed October 31, 2008, Post-Effective Amendment No. 44
(10)(b)	Form of Rule 12b-1 Dealer Agreement	Filed October 31, 2008, Post-Effective Amendment No. 44
(10)(c)	Multiple Class Plan	Filed September 30, 2010, Post-Effective Amendment No. 65
(11)	Opinion and Consent of Godfrey and Kahn S.C. regarding the validity of shares to be issued by the Registrant		X
(12)	Opinion and Consent of Godfrey and Kahn, S.C. regarding certain tax matters		X
(13)(a)	Transfer Agent Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8
(13)(b)	Fund Administration Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8
(13)(c)	Fund Accounting Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8
(13)(d)	Amendment to Fund Accounting Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15
(13)(e)	Amendment to Transfer Agent Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15
(13)(f)	Amendment to Fund Administration Servicing Agreement dated January 2, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15
(13)(g)	Amendment to Transfer Agent Servicing Agreement dated May 20, 2002	Filed October 22, 2003, Post-Effective Amendment No. 18
(13)(h)	Amendment to Transfer Agent Servicing Agreement dated July 24, 2002	Filed October 22, 2003, Post-Effective Amendment No. 18
(13)(i)	Amendment to Fund Accounting Servicing Agreement dated August 1, 2002	Filed August 31, 2007, Post-Effective Amendment No. 34
(13)(j)	Amendment to Transfer Agent Servicing Agreement dated August 1, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(13)(k)	Amendment to Fund Administration Servicing Agreement dated August 1, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(13)(l)	Amendment to Fund Transfer Agent Servicing Agreement dated August 1, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(13)(m)	Amendment to Fund Accounting Servicing Agreement dated August 2, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(13)(n)	Amended Exhibit A to Fund Accounting Servicing Agreement	Filed August 27, 2010, Post- Effective Amendment No. 62
(13)(o)	Amended Exhibit A to Fund Administration Servicing Agreement	Filed August 27, 2010, Post- Effective Amendment No. 62
(13)(p)	Amended Exhibit A to Transfer Agent Servicing Agreement	Filed August 27, 2010, Post- Effective Amendment No. 62

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(13)(q)	Subadministration Agreement	Filed September 17, 2009, Post-Effective Amendment No. 53
(14)	Consent of Tait, Weller & Baker LLP	Filed July 16, 2010, Form N-14
(15)	Not Applicable
(16)	Powers of Attorney	Filed July 16, 2010, Form N-14
(17)(a)	Form of Proxy	Filed July 16, 2010, Form N-14
(17)(b)	Advisors Series Trust’s prospectus dated April 30, 2010	Filed April 28, 2010, Post-Effective Amendment No. 322
(17)(c)	Advisors Series Trust’s statement of additional information dated April 30, 2010	Filed April 28, 2010, Post-Effective Amendment No. 322
(17)(d)	Advisors Series Trust’s Annual Report to shareholders for the fiscal year ended December 31, 2009	Filed March 5, 2010 on Form N-CSR
(17)(e)	Advisors Series Trust’s Semi-Annual Report to shareholders for the six months ended June 30, 2009	Filed September 2, 2009 on Form N-CSR

Item 17.

Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Northbrook and State of Illinois on the 8th day of October, 2010.

FRONTEGRA FUNDS, INC. (Registrant)

By:  /s/ William D. Forsyth III

William D. Forsyth III

President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Name	Title	Date

/s/ William D. Forsyth III William D. Forsyth III	President, Secretary and a Director (principal executive officer)	October 8, 2010

/s/ Elyce D. Dilworth Elyce D. Dilworth	Chief Compliance Officer, Treasurer, Assistant Secretary and Anti-Money Laundering Officer (principal financial officer)	October 8, 2010

___________________________________ David L. Heald	Director*	October __, 2010
___________________________________ James M. Snyder	Director*	October __, 2010

* By: /s/ William D. Forsyth III
William D. Forsyth III

President

Attorney-in-fact pursuant to power of attorney

filed July 16, 2010, Form N-14